Stockholders' deficit, Preferred Stock (FY) (Details) - USD ($) $ / shares in Units, $ in Millions				1 Months Ended
	Feb. 12, 2019	Jan. 08, 2019	Dec. 12, 2018	Dec. 31, 2018	May 06, 2019
Class of Stock [Line Items]
Unit price (in dollars per share)			$ 1.95
Shares issued pursuant to a private placement - net proceeds		$ 0.1	$ 2.7	$ 2.6
Share issuance costs			$ 0.1
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Shares issued pursuant to a private placement - net proceeds (in shares)	69,115			2,391,403
Unit price (in dollars per share)	$ 2.17			$ 2.17
Shares issued pursuant to a private placement - net proceeds	$ 0.2			$ 4.7
Share issuance costs				$ 0.5
Shares issued in stock conversion (in shares)					2,460,518